Segment Results - Corporate Divisions - Corporate & Other (Detail) - Corporate & Other [Member] - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Corporate & Other [Line Items]
Net revenues	€ (99)	€ 184	€ (168)	€ 168
Provision for credit losses	1	2	5	2
Noninterest expenses [Abstract]
Compensation and benefits	943	1,001	1,893	2,009
General and administrative expenses	(905)	(870)	(1,737)	(1,847)
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	1	0	0	0
Total noninterest expenses	40	131	156	162
Noncontrolling interests	(42)	(51)	(75)	(82)
Profit (loss) before tax	€ (97)	€ 101	€ (254)	€ 86